DEAN WITTER CONVERTIBLE SECURITIES TRUST   Two World Trade Center, New York, New
York 10048

LETTER TO THE SHAREHOLDERS March 31, 1998

DEAR SHAREHOLDER:

Equities in the United States, as represented by the Standard & Poor's 500 Composite Stock Price Index (S&P 500), continued their upward moves during the six months ended March 31, 1998, to close the period at an all-time high. Concerns over economic troubles in Asia, which caused considerable volatility in the last quarter of 1997, have almost entirely abated and the market has focused on the strong domestic economy with its low-inflation, low-interest-rate environment. The convertible market -- particularly the new issue market, which has seen a record number of offerings since the start of the year -- has also been strong over the last several months.

PERFORMANCE

For the six months ended March 31, 1998, Dean Witter Convertible Securities Trust's Class B shares posted a total return of 3.40 percent versus 5.97 percent for the Goldman Sachs Convertible 100 Index and 5.37 percent for the Lipper Convertible Securities Funds Index. For the same period, the Fund's Class A, C and D shares had total returns of 3.82 percent, 3.42 percent and 3.92 percent, respectively. Performance of the Fund's four share classes varies because of differing charges and expenses. The Fund's Class B shares paid total dividends of approximately $0.29 per share, including an extra income dividend of approximately $0.02 per share paid on December 31, 1997.

The Fund's slight underperformance relative to its peer group was due primarily to its exposure to small-cap companies which in general lagged the large-caps for much of the first half of the fiscal year. The Fund's tilt toward yield also served to dampen its relative performance in the strong equity market. This same bias toward yield, however, provided significant stability in the volatile environment last fall.

INVESTMENT STRATEGY

The Fund uses a value-oriented, bottom-up approach to evaluate companies and their investment merits and emphasizes companies and

DEAN WITTER CONVERTIBLE SECURITIES TRUST industries with strong underlying fundamentals and solid long-term growth potential. The Fund focuses on the convertible securities of small- and medium-capitalization companies that are believed to offer excellent participation in a rising equity market and downside protection in a declining market. In an attempt to lower volatility, the Fund generally concentrates on issues with short maturities while diversifying across a wide range of industries. The Fund also searches for convertible securities with good risk/reward characteristics, including a relatively high yield to support the convertible if the underlying stock declines, and a reasonable conversion premium to ensure participation in any appreciation of the underlying stock.

As of March 31, 1998, the Fund had exposure to a broad range of industries, including health care (such as Healthsouth and Tenet Healthcare), telecommunications (such as Winstar, Gilat Satellite and Bell Atlantic) and real estate investment trusts (such as Health Care Properties, Macerich and FelCor Suites). The Fund has recently increased its investment in technology-related companies (such as Hutchinson Technology, Xilinx and National Semiconductor), to attain sector exposure that more closely mirrors the convertible indexes. While technology will remain a small part of the Fund's industry mix, new investment opportunities will be considered more frequently from this group going forward.

As of March 31, 1998, the Fund was 89.8 percent invested in convertible securities (including convertible bonds and preferred stocks), 5.6 percent in equities and 4.6 percent in cash equivalents.

LOOKING AHEAD

We believe that convertibles will continue to perform well over the long run, offering attractive returns in modestly increasing, stable or declining equity markets, but lagging equity markets during very strong periods.

We appreciate your support of Dean Witter Convertible Securities Trust and look forward to continuing to serve your investment needs and objectives.

Very truly yours,

/s/ CHARLES A. FIUMEFREDDO
CHARLES A. FIUMEFREDDO
Chairman of the Board

DEAN WITTER CONVERTIBLE SECURITIES TRUST

PORTFOLIO OF INVESTMENTS March 31, 1998 (unaudited)

PRINCIPAL
AMOUNT IN                                          COUPON   MATURITY
THOUSANDS                                           RATE      DATE         VALUE
------------------------------------------------------------------------------------
            CONVERTIBLE BONDS (56.1%)
            Aerospace (1.2%)
$  4,000    Spacehab, Inc. - 144A**..............   8.00 %  10/15/07    $  4,240,000
                                                                        ------------

            Auto Parts (3.5%)
   2,000    Magna International, Inc.(Canada) -
             144A**..............................   4.875   02/15/05       2,346,260
   3,450    Mark IV Industries, Inc. - 144A**....   4.75    11/01/04       3,265,632
   6,750    MascoTech, Inc.......................   4.50    12/15/03       6,252,188
                                                                        ------------
                                                                          11,864,080
                                                                        ------------
            Broadcast Media (2.5%)
   2,065    Scandinavian Broadcasting System SA
             (Luxembourg)........................   7.25    08/01/05       2,428,956
   5,000    Scandinavian Broadcasting System SA
             (Luxembourg) - 144A**...............   7.00    12/01/04       6,156,250
                                                                        ------------
                                                                           8,585,206
                                                                        ------------
            Business Services (0.6%)
   2,000    Data Processing Resource Corp. -
             144A**..............................   5.25    04/01/05       2,155,480
                                                                        ------------

            Cable/Cellular (2.8%)
   6,500    Tele-Communications International,
             Inc. ...............................   4.50    02/15/06       5,825,625
  10,270    U.S. Cellular Corp...................   0.00    06/15/15       3,943,577
                                                                        ------------
                                                                           9,769,202
                                                                        ------------
            Computer Services (1.8%)
   2,250    Affiliated Computer Services - 144A**   4.00    03/15/05       2,237,355
   3,500    May & Speh, Inc. ....................   5.25    04/01/03       3,852,905
                                                                        ------------
                                                                           6,090,260
                                                                        ------------
            Computer Software (1.0%)
   3,000    Tecnomatix Technologies Ltd.
             (Israel) - 144A**...................   5.25    08/15/04       3,265,200
                                                                        ------------

            Construction (0.7%)
   2,500    Emcor Group, Inc.....................   5.75    04/01/05       2,509,375
                                                                        ------------

            Electronics (0.9%)
   4,000    Reptron Electronics, Inc. ...........   6.75    08/01/04       3,200,000
                                                                        ------------

        SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER CONVERTIBLE SECURITIES TRUST

PORTFOLIO OF INVESTMENTS March 31, 1998 (unaudited) continued

PRINCIPAL
AMOUNT IN                                          COUPON   MATURITY
THOUSANDS                                           RATE      DATE         VALUE
------------------------------------------------------------------------------------
            Financial Services (0.1%)
$  1,000    Cityscape Financial Corp. (Eurobond).   6.00%   05/01/06    $     58,750
   1,000    Cityscape Financial Corp.............   6.00    05/01/06          68,750
   2,500    Cityscape Financial Corp. - 144A**...   6.00    05/01/06         171,875
                                                                        ------------
                                                                             299,375
                                                                        ------------
            Funeral Services (0.9%)
   3,000    Equity Corporation International -
             144A**..............................   4.50    12/31/04       3,197,160
                                                                        ------------

            Healthcare (9.3%)
   2,500    ARV Assisted Living, Inc.............   6.75    04/01/06       2,387,500
   4,000    Continucare Corp. - 144A**...........   8.00    10/31/02       3,880,000
   3,100    Emeritus Corp. - 144A**..............   6.25    01/01/06       2,460,067
   2,000    Greenery Rehabilitation Group, Inc...   8.75    04/01/15       1,800,000
   2,500    Healthsouth Corp. - 144A**...........   3.25    04/01/03       2,489,550
   1,200    Integrated Health Services, Inc......   5.75    01/01/01       1,453,092
   7,960    Phymatrix Corp.......................   6.75    06/15/03       6,654,878
   5,660    Quantum Health Resources, Inc........   4.75    10/01/00       5,320,400
   6,000    Tenet Healthcare, Inc................   6.00    12/01/05       5,538,720
                                                                        ------------
                                                                          31,984,207
                                                                        ------------
            Healthcare - Miscellaneous (1.1%)
   3,750    Pharmaceutical Marketing Services,
             Inc.................................   6.25    02/01/03       3,733,125
     150    Pharmaceutical Marketing Services,
             Inc. (Eurobond).....................   6.25    02/01/03         146,625
                                                                        ------------
                                                                           3,879,750
                                                                        ------------
            Hotels/Motels (2.8%)
   5,640    Capstar Hotel Corp...................   4.75    10/15/04       5,285,413
   5,150    Sholodge, Inc........................   7.50    05/01/04       4,480,500
                                                                        ------------
                                                                           9,765,913
                                                                        ------------
            Manufacturing (0.9%)
   2,800    Thermo Instrument Systems, Inc.
             (Series RG).........................   4.00    01/15/05       3,087,000
                                                                        ------------

            Medical Equipment (1.6%)
   5,700    ThermoTrex Corp......................   3.25    11/01/07       5,495,997
                                                                        ------------

            Metals & Mining (0.3%)
   1,250    Crown Resources Corp. (Eurobond).....   5.75    08/27/01         981,250
                                                                        ------------

        SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER CONVERTIBLE SECURITIES TRUST

PORTFOLIO OF INVESTMENTS March 31, 1998 (unaudited) continued

PRINCIPAL
AMOUNT IN                                          COUPON   MATURITY
THOUSANDS                                           RATE      DATE         VALUE
------------------------------------------------------------------------------------
            Office Equipment & Supplies (3.5%)
$  5,200    Danka Business Systems, PLC (United
             Kingdom)............................   6.75%   04/01/02    $  4,966,000
   8,275    U.S. Office Products Co..............   5.50    05/15/03       7,047,404
                                                                        ------------
                                                                          12,013,404
                                                                        ------------
            Oil & Gas (1.2%)
   1,900    Halter Marine Group, Inc. - 144A**...   4.50    09/15/04       1,617,850
   3,000    Key Energy Group, Inc. - 144A**......   5.00    09/15/04       2,444,910
                                                                        ------------
                                                                           4,062,760
                                                                        ------------
            Publishing (2.8%)
  13,000    Hollinger, Inc. (Canada).............   0.00    10/05/13       5,289,440
   4,445    Nelson (Thomas), Inc.................   5.75    11/30/99       4,431,132
                                                                        ------------
                                                                           9,720,572
                                                                        ------------
            Real Estate Investment Trust (3.5%)
   2,850    Alexander Haagen Properties, Inc.
             (Series A)..........................   7.50    01/15/01       2,818,251
   5,000    Health Care Properties, Inc. - 144A**   6.00    11/08/00       5,068,750
   4,000    Macerich Company (Eurobond)..........   7.25    12/15/02       4,085,000
                                                                        ------------
                                                                          11,972,001
                                                                        ------------
            Restaurants (2.3%)
   4,600    Boston Chicken, Inc..................   4.50    02/01/04       2,315,778
  16,700    Boston Chicken, Inc..................   0.00    06/01/15       1,983,125
   3,000    Hometown Buffet, Inc.................   7.00    12/01/02       3,763,140
                                                                        ------------
                                                                           8,062,043
                                                                        ------------
            Retail (3.7%)
   3,000    Petsmart, Inc. - 144A**..............   6.75    11/01/04       4,177,500
   6,500    Saks Holdings, Inc...................   5.50    09/15/06       5,896,735
   3,000    The Sports Authority, Inc............   5.25    09/15/01       2,689,680
                                                                        ------------
                                                                          12,763,915
                                                                        ------------
            Semiconductors (1.1%)
   3,000    National Semiconductor Corp. - 144A**   6.50    10/01/02       2,907,120
   1,000    Xilinx, Inc..........................   5.25    11/01/02         990,950
                                                                        ------------
                                                                           3,898,070
                                                                        ------------
            Shoes (2.2%)
   2,075    Nine West Group, Inc.................   5.50    07/15/03       1,662,262
   7,500    Nine West Group, Inc. - 144A**.......   5.50    07/15/03       6,008,175
                                                                        ------------
                                                                           7,670,437
                                                                        ------------

        SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER CONVERTIBLE SECURITIES TRUST

PORTFOLIO OF INVESTMENTS March 31, 1998 (unaudited) continued

PRINCIPAL
AMOUNT IN                                          COUPON   MATURITY
THOUSANDS                                           RATE      DATE         VALUE
------------------------------------------------------------------------------------
            Technology (1.4%)
$  2,500    Hutchinson Technology, Inc. - 144A**.   6.00%   03/15/05    $  2,907,825
   2,000    Integrated Process Equipment Corp. -
             144A**..............................   6.25    09/15/04       1,795,000
                                                                        ------------
                                                                           4,702,825
                                                                        ------------
            Telecommunications (2.4%)
   5,000    Bell Atlantic Financial Service -
             144A**..............................   5.75    04/01/03       5,328,750
   3,500    Brightpoint, Inc. - 144A**...........   0.00    03/11/18       1,505,560
   1,000    Gilat Satellite Networks, Ltd.
             (Israel) - 144A**...................   6.50    06/03/04       1,083,940
   1,750    SA Telecommunications, Inc. - 144A**
             (a).................................  10.00    08/15/06         262,500
                                                                        ------------
                                                                           8,180,750
                                                                        ------------
            TOTAL CONVERTIBLE BONDS
            (Identified Cost $194,749,521)...........................    193,416,232
                                                                        ------------
NUMBER OF
 SHARES
--------
            CONVERTIBLE PREFERRED STOCKS (33.7%)
            Apparel (1.4%)
 111,000    Warnaco Group, Inc. $3.00................................      4,828,500
                                                                        ------------

            Auto Parts (1.9%)
 120,000    BTI Capital Trust $3.25 - 144A**.........................      6,615,000
                                                                        ------------

            Banks - International (0.9%)
 110,000    National Australia Bank, Ltd. $1.969 (Australia)
             (Units) ++..............................................      3,190,000
                                                                        ------------

            Biotechnology (0.5%)
  63,500    Gensia Sicor, Inc. $3.75.................................      1,547,813
                                                                        ------------

            Broadcast Media (4.6%)
 111,000    Metromedia International Group, Inc. $3.625..............      6,562,875
  97,000    Sinclair Broadcasting Group, Inc. $3.00..................      6,705,125
 242,000    Triathlon Broadcasting Co. $0.945........................      2,420,000
                                                                        ------------
                                                                          15,688,000
                                                                        ------------
            Cable & Telecommunications (1.1%)
  70,000    EchoStar Communications Corp. (Series C) $3.375..........      3,920,000
                                                                        ------------

        SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER CONVERTIBLE SECURITIES TRUST

PORTFOLIO OF INVESTMENTS March 31, 1998 (unaudited) continued

NUMBER OF
 SHARES                                                                    VALUE
------------------------------------------------------------------------------------
            Commercial Services (1.6%)
  80,000    Cendant Corp $3.75.......................................   $  4,170,000
  50,000    Central Parking Fin Trust $1.313 - 144A**................      1,296,900
                                                                        ------------
                                                                           5,466,900
                                                                        ------------
            Computer Software (1.4%)
  51,000    Microsoft Corp. (Series A) $2.196........................      4,717,500
                                                                        ------------

            Electronics (0.7%)
  50,000    Pioneer Standard Electronics, Inc. $3.375 - 144A**.......      2,512,500
                                                                        ------------

            Finance (4.5%)
 125,000    Insignia Financing, Inc. $3.25...........................      6,226,625
  50,000    Merrill Lynch & Co., Inc. (STRYPES) $2.39 (1)............      1,900,000
 100,000    Merrill Lynch & Co., Inc. (STRYPES) $4.087 (2)...........      7,250,000
                                                                        ------------
                                                                          15,376,625
                                                                        ------------
            Foods (0.7%)
  50,000    Suiza Capital Trust II $2.75 - 144A**....................      2,509,400
                                                                        ------------

            Healthcare (1.5%)
 191,400    Kapson Senior Quarters $2.00 - 144A**....................      5,191,725
                                                                        ------------

            Industrials (0.9%)
  75,000    Elsag Bailey Process Automation $2.75 (Netherlands)......      2,953,125
                                                                        ------------

            Manufactured Housing (0.8%)
  50,000    Fleetwood Capital Trust $3.00 - 144A**...................      2,912,500
                                                                        ------------

            Oil & Gas (0.7%)
 100,000    Belco Oil & Gas Corp $1.625..............................      2,550,000
                                                                        ------------

            Publishing (0.8%)
 182,100    Hollinger International, Inc. $0.95......................      2,606,306
                                                                        ------------

            Real Estate Investment Trust (3.8%)
  80,000    Equity Office Properties Trust (Series B) $2.625 - 144A**      3,910,000
  98,000    Equity Residential Properties Trust (Series E) $1.75.....      2,719,500
 161,600    FelCor Suite Hotels, Inc. (Series A) $1.95...............      4,686,400
  36,600    Rouse Co. (Series B) $3.00...............................      1,765,950
                                                                        ------------
                                                                          13,081,850
                                                                        ------------

        SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER CONVERTIBLE SECURITIES TRUST

PORTFOLIO OF INVESTMENTS March 31, 1998 (unaudited) continued

NUMBER OF
 SHARES                                                                    VALUE
------------------------------------------------------------------------------------
            Telecommunications (5.0%)
 121,400    Loral Space & Communications Ltd. (Series C) $3.00
             (Bermuda)...............................................   $  9,142,998
  80,000    NEXTLINK Communications, Inc. $3.25 - 144A**.............      3,880,000
  80,000    Winstar Communications, Inc.(Series D) $3.50 - 144A**....      4,320,000
                                                                        ------------
                                                                          17,342,998
                                                                        ------------
            Transportation (0.9%)
  60,000    Union Pacific Capital Trust $3.125 - 144A**..............      3,183,750
                                                                        ------------

            TOTAL CONVERTIBLE PREFERRED STOCKS
            (Identified Cost $102,543,768)...........................    116,194,492
                                                                        ------------

            COMMON STOCKS (5.6%)
            Aerospace (0.5%)
 145,000    AVTEAM, Inc. (Class A)*..................................      1,658,437
                                                                        ------------

            Apparel (1.2%)
 305,000    Tropical Sportswear International, Corp.*................      4,231,875
                                                                        ------------

            Broadcast Media (0.1%)
  20,000    Metromedia International Group, Inc.*....................        303,750
                                                                        ------------

            Entertainment/Gaming (1.1%)
 706,328    Alliance Gaming Corp.*...................................      3,840,659
                                                                        ------------

            Healthcare (0.4%)
  14,000    ARV Assisted Living, Inc.*...............................        196,000
  90,000    Emeritus Corp.*..........................................      1,170,000
                                                                        ------------
                                                                           1,366,000
                                                                        ------------
            Hotels/Motels (0.4%)
  54,100    Florida Panthers Holdings, Inc.*.........................      1,203,725
                                                                        ------------

            Real Estate Investment Trust (1.9%)
  90,100    American General Hospitality Corp........................      2,494,644
 299,047    Mid-Atlantic Realty Trust................................      4,074,515
                                                                        ------------
                                                                           6,569,159
                                                                        ------------
            TOTAL COMMON STOCKS
            (Identified Cost $14,665,725)............................     19,173,605
                                                                        ------------

        SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER CONVERTIBLE SECURITIES TRUST

PORTFOLIO OF INVESTMENTS March 31, 1998 (unaudited) continued

PRINICIPAL
AMOUNT IN                                           COUPON   MATURITY
THOUSANDS                                            RATE      DATE         VALUE
-------------------------------------------------------------------------------------
             SHORT-TERM INVESTMENTS (3.7%)
             U.S. GOVERNMENT AGENCIES (b) (2.0%)
 $  4,000    Federal Home Loan Banks..............   5.50%   04/01/98    $  4,000,000
    3,000    Federal National Mortgage Assoc......   5.65    04/02/98       2,999,529
                                                                         ------------

             TOTAL U.S. GOVERNMENT AGENCIES
             (Amortized Cost $6,999,529)..............................      6,999,529
                                                                         ------------

             REPURCHASE AGREEMENT (1.7%)
    5,939    The Bank of New York (dated 03/31/98;
              proceeds $5,939,896) (c) (Identified
              cost $5,939,009)....................   5.375   04/01/98       5,939,009
                                                                         ------------

             TOTAL SHORT-TERM INVESTMENTS
             (Identified Cost $12,938,538)............................     12,938,538
                                                                         ------------

             TOTAL INVESTMENTS
             (Identified Cost $324,897,552) (d)..............    99.1%    341,722,867

             OTHER ASSETS IN EXCESS OF LIABILITIES.............   0.9       3,100,970
                                                                -----    ------------

             NET ASSETS.......................................  100.0%   $344,823,837
                                                                =====    ============


---------------------

STRYPES   Structured yield product exchangeable for stock.
   *      Non-income producing security.
  **      Resale is restricted to qualified institutional investors.
  ++ Consists of more than one class of securities traded together as a unit; stocks with attached warrants.
  (1)     Exchangeable for IMC Global, Inc. common stock.
  (2)     Exchangeable for SunAmerica, Inc. common stock.
  (a)     Non-income producing security; bond in default.
  (b) Securities were purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.
  (c) Collateralized by $6,047,931 U.S. Treasury Note 5.50% due 01/31/03 valued at $6,057,789.
  (d) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $28,963,165 and the aggregate gross unrealized depreciation is $12,137,850, resulting in net unrealized appreciation of $16,825,315.

        SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER CONVERTIBLE SECURITIES TRUST

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
March 31, 1998 (unaudited)
ASSETS:
Investments in securities, at value (identified cost
 $324,897,552)..............................................  $341,722,867
Receivable for:
    Investments sold........................................     4,381,500
    Interest................................................     3,114,478
    Shares of beneficial interest sold......................       855,212
    Dividends...............................................       100,211
Prepaid expenses and other assets...........................        86,774
                                                              ------------
    TOTAL ASSETS............................................   350,261,042
                                                              ------------
LIABILITIES:
Payable for:
    Investments purchased...................................     4,620,000
    Plan of distribution fee................................       294,428
    Investment management fee...............................       178,365
    Shares of beneficial interest repurchased...............       126,174
    Dividends and distributions to shareholders.............       111,001
Accrued expenses and other payables.........................       107,237
                                                              ------------
    TOTAL LIABILITIES.......................................     5,437,205
                                                              ------------
    NET ASSETS..............................................  $344,823,837
                                                              ============
COMPOSITION OF NET ASSETS:
Paid-in-capital.............................................  $458,543,717
Net unrealized appreciation.................................    16,825,315
Accumulated undistributed net investment income.............     6,661,925
Accumulated net realized loss...............................  (137,207,120)
                                                              ------------
    NET ASSETS..............................................  $344,823,837
                                                              ============
CLASS A SHARES:
Net Assets..................................................      $870,782
Shares Outstanding (unlimited authorized, $.01 par value)...        56,995
    NET ASSET VALUE PER SHARE...............................        $15.28

    MAXIMUM OFFERING PRICE PER SHARE
     (net asset value plus 5.54% of net asset value)........        $16.13
                                                                    ======
CLASS B SHARES:
Net Assets..................................................  $338,897,303
Shares Outstanding (unlimited authorized, $.01 par value)...    22,173,877
    NET ASSET VALUE PER SHARE...............................        $15.28
                                                                    ======
CLASS C SHARES:
Net Assets..................................................    $2,169,423
Shares Outstanding (unlimited authorized, $.01 par value)...       142,196
    NET ASSET VALUE PER SHARE...............................        $15.26
                                                                    ======
CLASS D SHARES:
Net Assets..................................................    $2,886,329
Shares Outstanding (unlimited authorized, $.01 par value)...       188,927
    NET ASSET VALUE PER SHARE...............................        $15.28
                                                                    ======

        SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER CONVERTIBLE SECURITIES TRUST

STATEMENT OF OPERATIONS
For the six months ended March 31, 1998 (unaudited)
NET INVESTMENT INCOME:
INCOME
Interest....................................................  $ 7,193,754
Dividends...................................................    3,107,882
                                                              -----------

    TOTAL INCOME............................................   10,301,636
                                                              -----------

EXPENSES
Plan of distribution fee (Class A shares)...................          474
Plan of distribution fee (Class B shares)...................    1,606,191
Plan of distribution fee (Class C shares)...................        7,340
Investment management fee...................................      973,481
Transfer agent fees and expenses............................      201,128
Registration fees...........................................       51,581
Shareholder reports and notices.............................       36,262
Professional fees...........................................       29,938
Custodian fees..............................................       15,852
Trustees' fees and expenses.................................        8,873
Other.......................................................        4,859
                                                              -----------

    TOTAL EXPENSES..........................................    2,935,979
                                                              -----------

    NET INVESTMENT INCOME...................................    7,365,657
                                                              -----------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain...........................................    8,068,547
Net change in unrealized appreciation.......................   (3,974,081)
                                                              -----------

    NET GAIN................................................    4,094,466
                                                              -----------

NET INCREASE................................................  $11,460,123
                                                              ===========

        SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER CONVERTIBLE SECURITIES TRUST

STATEMENT OF CHANGES IN NET ASSETS
                                                       FOR THE SIX       FOR THE YEAR
                                                       MONTHS ENDED         ENDED
                                                      MARCH 31, 1998   SEPTEMBER 30, 1997*
------------------------------------------------------------------------------------------
                                                     (unaudited)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income..............................  $ 7,365,657       $ 11,712,892
Net realized gain..................................    8,068,547         28,783,111
Net change in unrealized appreciation..............   (3,974,081)        17,490,793
                                                     ------------      ------------

    NET INCREASE...................................   11,460,123         57,986,796
                                                     ------------      ------------

DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT
INCOME:
Class A shares.....................................      (11,235)              (423)
Class B shares.....................................   (6,321,650)       (10,913,049)
Class C shares.....................................      (34,367)            (5,412)
Class D shares.....................................      (44,606)              (216)
                                                     ------------      ------------

    TOTAL DIVIDENDS................................   (6,411,858)       (10,919,100)
                                                     ------------      ------------

Net increase from transactions in shares of
 beneficial interest...............................   22,451,799         35,921,871
                                                     ------------      ------------

    NET INCREASE...................................   27,500,064         82,989,567

NET ASSETS:
Beginning of period................................  317,323,773        234,334,206
                                                     ------------      ------------

    END OF PERIOD
    (Including undistributed net investment income
    of $6,661,925 and $5,708,126, respectively).... $344,823,837      $317,323,773
                                                     ============      ============

---------------------
* Class A, Class C and Class D shares were issued July 28, 1997.

        SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER CONVERTIBLE SECURITIES TRUST

NOTES TO FINANCIAL STATEMENTS March 31, 1998 (unaudited)

1. ORGANIZATION AND ACCOUNTING POLICIES

Dean Witter Convertible Securities Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to seek a high level of total return on its assets through a combination of current income and capital appreciation. The Fund was organized as a Massachusetts business trust on May 21, 1985 and commenced operations on October 31, 1985. On July 28, 1997, the Fund commenced offering three additional classes of shares, with the then current shares designated as Class B shares.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase, some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by Dean Witter InterCapital Inc. (the "Investment Manager") that sale and bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors);

DEAN WITTER CONVERTIBLE SECURITIES TRUST

NOTES TO FINANCIAL STATEMENTS March 31, 1998 (unaudited) continued

(4) certain portfolio securities may be valued by an outside pricing service approved by the Trustees. The pricing service may utilize a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

DEAN WITTER CONVERTIBLE SECURITIES TRUST

NOTES TO FINANCIAL STATEMENTS March 31, 1998 (unaudited) continued

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement with the Investment Manager, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the Fund's net assets determined as of the close of each business day: 0.60% to the portion of the daily net assets not exceeding $750 million; 0.55% to the portion of the daily net assets exceeding $750 million but not exceeding $1 billion; 0.50% to the portion of daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.475% to the portion of daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.45% to the portion of daily net assets exceeding $2 billion but not exceeding $3 billion; and 0.425% to the portion of daily net assets exceeding $3 billion.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, the account executives of Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and others who engage

DEAN WITTER CONVERTIBLE SECURITIES TRUST

NOTES TO FINANCIAL STATEMENTS March 31, 1998 (unaudited) continued

in or support distribution of the shares or who service shareholder accounts, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate DWR and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $78,951,994 at March 31, 1998.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to account executives may be reimbursed in the subsequent calendar year. For the six months ended March 31, 1998, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.23% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended March 31, 1998, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $160,036 and $1,065 respectively and received $17,536 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

DEAN WITTER CONVERTIBLE SECURITIES TRUST

NOTES TO FINANCIAL STATEMENTS March 31, 1998 (unaudited) continued

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended March 31, 1998 aggregated $209,433,320 and $155,490,491, respectively.

For the same period, the Fund incurred brokerage commissions of $750 with DWR for portfolio transactions executed on behalf of the Fund.

For the six months ended March 31, 1998, the Fund incurred brokerage commissions of $2,500 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At March 31, 1998, the Fund had transfer agent fees and expenses payable of approximately $3,000.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended March 31, 1998 included in Trustees' fees and expenses in the Statement of Operations amounted to $1,942. At March 31, 1998, the Fund had an accrued pension liability of $48,756 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. FEDERAL INCOME TAX STATUS

At September 30, 1997, the Fund had a net capital loss carryover of approximately $145,215,000, to offset future capital gains to the extent provided by regulations, which is available through September 30 of the following years:

       AMOUNT IN THOUSANDS
    -------------------------
     1998     1999     2000
    -------  -------  -------
    $36,349  $46,135  $62,731
    =======  =======  =======

As of September 30, 1997, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales.

DEAN WITTER CONVERTIBLE SECURITIES TRUST

NOTES TO FINANCIAL STATEMENTS March 31, 1998 (unaudited) continued

6. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                    FOR THE SIX                FOR THE YEAR
                                                                    MONTHS ENDED                  ENDED
                                                                   MARCH 31, 1998          SEPTEMBER 30, 1997*
                                                              ------------------------   ------------------------
                                                                    (unaudited)
                                                                SHARES       AMOUNT        SHARES       AMOUNT
                                                              ----------   -----------   ----------   -----------
CLASS A SHARES
Sold........................................................      57,484   $   844,990        3,315   $    48,759
Reinvestment of dividends...................................         649         9,740           14           215
Redeemed....................................................      (4,467)      (64,767)          --            --
                                                              ----------   -----------   ----------   -----------
Net increase - Class A......................................      53,666       789,963        3,329        48,974
                                                              ----------   -----------   ----------   -----------
CLASS B SHARES
Sold........................................................   3,152,873    46,853,360    8,039,107   107,873,505
Reinvestment of dividends...................................     346,306     5,115,686      650,270     8,859,176
Redeemed....................................................  (2,329,393)  (34,542,400)  (6,107,632)  (81,482,825)
                                                              ----------   -----------   ----------   -----------
Net increase - Class B......................................   1,169,786    17,426,646    2,581,745    35,249,856
                                                              ----------   -----------   ----------   -----------
CLASS C SHARES
Sold........................................................     112,121     1,655,817       41,818       612,076
Reinvestment of dividends...................................       1,762        26,103          303         4,520
Redeemed....................................................     (12,871)     (192,518)        (937)      (13,788)
                                                              ----------   -----------   ----------   -----------
Net increase - Class C......................................     101,012     1,489,402       41,184       602,808
                                                              ----------   -----------   ----------   -----------
CLASS D SHARES
Sold........................................................     187,499     2,745,069        1,366        20,017
Reinvestments of dividends..................................          48           719           14           216
                                                              ----------   -----------   ----------   -----------
Net increase - Class D......................................     187,547     2,745,788        1,380        20,233
                                                              ----------   -----------   ----------   -----------
Net increase in Fund........................................   1,512,011   $22,451,799    2,627,638   $35,921,871
                                                              ==========   ===========   ==========   ===========

---------------------
* For Class A, C and D, for the period July 28, 1997 (issue date) through September 30, 1997.

DEAN WITTER CONVERTIBLE SECURITIES TRUST

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                            FOR THE SIX                FOR THE YEAR ENDED SEPTEMBER 30
                                                            MONTHS ENDED     ----------------------------------------------------
                                                          MARCH 31, 1998++   1997*++      1996       1995       1994       1993
---------------------------------------------------------------------------------------------------------------------------------

                                                            (unaudited)
CLASS B SHARES
PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period....................       $15.07         $12.72     $11.67     $10.75     $10.62     $ 8.92
                                                               ------         ------     ------     ------     ------     ------

Net investment income...................................         0.34           0.60       0.55       0.60       0.42       0.37

Net realized and unrealized gain........................         0.16           2.31       1.12       0.82       0.11       1.67
                                                               ------         ------     ------     ------     ------     ------

Total from investment operations........................         0.50           2.91       1.67       1.42       0.53       2.04
                                                               ------         ------     ------     ------     ------     ------

Less dividends from net investment income...............        (0.29)         (0.56)     (0.62)     (0.50)     (0.40)     (0.34)
                                                               ------         ------     ------     ------     ------     ------

Net asset value, end of period..........................       $15.28        $ 15.07    $ 12.72     $11.67     $10.75     $10.62
                                                               ======         ======     ======     ======     ======     ======

TOTAL INVESTMENT RETURN+................................         3.40%(1)      23.38%     14.70%     13.68%      5.02%     23.22%

RATIOS TO AVERAGE NET ASSETS:

Expenses................................................         1.81%(2)       1.84%      1.89%      1.96%      1.93%      1.93%

Net investment income...................................         4.53%(2)       4.45%      4.78%      5.24%      3.68%      3.44%

SUPPLEMENTAL DATA:

Net assets, end of period, in millions..................         $339        $   317    $   234       $185       $190       $208

Portfolio turnover rate.................................           54%(1)        182%       171%       138%       184%       221%

Average commission rate paid............................      $0.0593        $0.0510    $0.0581         --         --         --

---------------------
 * Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date have been designated Class B shares.

++ The per share amounts were computed using an average number of shares outstanding during the period.

 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(1) Not annualized.

(2) Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER CONVERTIBLE SECURITIES TRUST

                                                                                   FOR THE PERIOD
                                                                FOR THE SIX        JULY 28, 1997*
                                                               MONTHS ENDED           THROUGH
                                                              MARCH 31,1998++   SEPTEMBER 30, 1997++
----------------------------------------------------------------------------------------------------

                                                                (unaudited)

CLASS A SHARES
PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period........................        $15.07             $14.31
                                                                    ------             ------
Net investment income.......................................          0.40               0.13
Net realized and unrealized gain............................          0.16               0.78
                                                                    ------             ------
Total from investment operations............................          0.56               0.91
                                                                    ------             ------
Less dividends from net investment income...................         (0.35)             (0.15)
                                                                    ------             ------
Net asset value, end of period..............................       $ 15.28            $ 15.07
                                                                    ======             ======
TOTAL INVESTMENT RETURN+....................................          3.82%(1)           6.40%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses....................................................          1.05%(2)           1.15%(2)
Net investment income.......................................          5.40%(2)           5.03%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................       $   871            $    50
Portfolio turnover rate.....................................            54%(1)            182%
Average commission rate paid................................       $0.0593            $0.0510

CLASS C SHARES
PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period........................       $ 15.06            $ 14.31
                                                                    ------             ------
Net investment income.......................................          0.34               0.12
Net realized and unrealized gain............................          0.16               0.77
                                                                    ------             ------
Total from investment operations............................          0.50               0.89
                                                                    ------             ------
Less dividends from net investment income...................         (0.30)             (0.14)
                                                                    ------             ------
Net asset value, end of period..............................       $ 15.26            $ 15.06
                                                                    ======             ======
TOTAL INVESTMENT RETURN+....................................          3.42%(1)           6.26%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses....................................................          1.82%(2)           1.92%(2)
Net investment income.......................................          4.61%(2)           4.52%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................       $ 2,169            $   620
Portfolio turnover rate.....................................            54%(1)            182%
Average commission rate paid................................       $0.0593            $0.0510

---------------------
 *  The date shares were first issued.
 ++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER CONVERTIBLE SECURITIES TRUST

                                                                                   FOR THE PERIOD
                                                                FOR THE SIX        JULY 28, 1997*
                                                               MONTHS ENDED           THROUGH
                                                              MARCH 31,1998++   SEPTEMBER 30, 1997++
----------------------------------------------------------------------------------------------------

                                                                (unaudited)

CLASS D SHARES

PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period........................       $ 15.08            $ 14.31
                                                                    ------             ------

Net investment income.......................................          0.42               0.13

Net realized and unrealized gain............................          0.14               0.80
                                                                    ------             ------

Total from investment operations............................          0.56               0.93
                                                                    ------             ------

Less dividends from net investment income...................         (0.36)             (0.16)
                                                                    ------             ------

Net asset value, end of period..............................       $ 15.28            $ 15.08
                                                                    ======             ======

TOTAL INVESTMENT RETURN+....................................          3.92%(1)           6.42%(1)

RATIOS TO AVERAGE NET ASSETS:

Expenses....................................................          0.82%(2)           0.89%(2)

Net investment income.......................................          5.67%(2)           4.94%(2)

SUPPLEMENTAL DATA:

Net assets, end of period, in thousands.....................       $ 2,886            $    21

Portfolio turnover rate.....................................            54%(1)            182%

Average commission rate paid................................       $0.0593            $0.0510

---------------------
 *  The date shares were first issued.

 ++ The per share amounts were computed using an average number of shares outstanding during the period.

 + Calculated based on the net asset value as of the last business day of the period.

(1) Not annualized.

(2) Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

                      (This Page Intentionally Left Blank)

                      (This Page Intentionally Left Blank)

TRUSTEES
-------------------------------------------------
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS
-------------------------------------------------
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Peter M. Avelar
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT
-------------------------------------------------
Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS
-------------------------------------------------
Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER
-------------------------------------------------
Dean Witter InterCapital Inc.
Two World Trade Center
New York, New York 10048


The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless provided or accompanied by an effective prospectus.


DEAN WITTER
CONVERTIBLE
SECURITIES TRUST

[PHOTO]
Semiannual Report
March 31, 1998